Deposits (Tables)	12 Months Ended
Dec. 31, 2014
Deposits [Abstract]
Deposit Liabilities
The composition of the Company's deposits is as follows:

	December 31,
(in thousands)	2014	2013
Noninterest-bearing demand	$478,724	$443,287
Interest checking and money market	1,131,637	1,110,568
Savings	546,045	496,495
Time certificates of $100,000 or more	142,285	105,620
Other time certificates	81,981	83,651
Total	$2,380,672	$2,239,621

Scheduled Maturities of Time Deposits	At December 31, 2014, the scheduled maturities of time deposits are as follows:

(in thousands)
2015	$153,097
2016	10,855
2017	16,420
2018	27,042
2019	16,852
Total	$224,266